OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
Other Receivables [Abstract]
Other receivables

(in thousands of $)	2016	2015
Agent receivables	2,070	2,496
Advances	486	282
Claims receivables	420	927
Other receivables	8,011	11,287
	10,987	14,992